PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 139,872	$ 111,878
Less: Accumulated depreciation	44,041	44,271
Property, plant and equipment, net	95,831	67,607
Depreciation expenses	13,670	6,850	4,400
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		36,797
Building
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	76,458
Furniture, fixtures, electronic equipment and software
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	45,320	47,591
Transportation equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	2,245	2,281
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 15,849	$ 25,209